Operating expenses (Tables)	12 Months Ended
Dec. 31, 2022
Operating expenses
Disclosure of detailed information about operating profit

Operating profit is stated after charging/(crediting) the following:

		2020	2021	2022
	Note	£m	£m	£m
Total staff costs	5	2,555	2,549	2,906
Depreciation and amortisation
Amortisation of acquired intangible assets	14	376	297	294
Share of joint ventures’ amortisation of acquired intangible assets		–	1	2
Amortisation of acquired intangible assets including joint ventures’ share		376	298	296
Amortisation of internally developed intangible assets	14	319	295	309
Depreciation of property, plant and equipment	16	60	52	47
Depreciation of right-of-use assets		88	80	63
Pre-publication amortisation		62	60	72
Total depreciation and other amortisation	2	529	487	491
Total depreciation and amortisation (including amortisation of acquired intangibles)		905	785	787
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses		2,487	2,562	3,045
Short-term and low value lease expenses		21	21	19
Operating lease rentals income		(1)	(1)	(1)